Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer 1
Entity Wide Revenue Major Customer
Revenue percentage	32.00%	20.30%	28.00%
Customer 2
Entity Wide Revenue Major Customer
Revenue percentage	10.80%	13.70%	13.80%
Customer 3
Entity Wide Revenue Major Customer
Revenue percentage	10.20%	12.70%	11.50%